UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Redbrick Capital Management, L.P.
Address: 75 Park Plaza
         Boston, MA  02116

13F File Number:  28-11687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Sherri Pelski
Title:     COO/CFO
Phone:     617-892-8950

Signature, Place, and Date of Signing:

       /s/  Sherri Pelski     Boston, MA     February 12, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     21

Form13F Information Table Value Total:     $174,791 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-13199                      Jeffrey S. Baum

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN INTL GROUP INC        UNIT 99/99/9999  026874115      302    37500 SH       SOLE    01              37500        0        0
ANIXTER INTL INC               NOTE 7/0         035290AG0    10313 20000000 PRN      SOLE    01           20000000        0        0
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    10682 13500000 PRN      SOLE    01           13500000        0        0
BRANDYWINE OPER PARTNERSHIP    NOTE 3.875%10/1  105340AH6    18628 30000000 PRN      SOLE    01           30000000        0        0
CHARMING SHOPPES INC           NOTE 1.125% 5/0  161133AE3     1606  5000000 PRN      SOLE    01            5000000        0        0
DEVELOPERS DIVERSIFIED RLTY    NOTE 3.000% 3/1  251591AS2     3393  7800000 PRN      SOLE    01            7800000        0        0
E M C CORP MASS                NOTE 1.750%12/0  268648AK8    19751 20000000 PRN      SOLE    01           20000000        0        0
ENCANA CORP                    COM              292505104     1046    22500 SH  Call SOLE    01              22500        0        0
GENERAL CABLE CORP DEL NEW     NOTE 0.875%11/1  369300AD0     1425  2500000 PRN      SOLE    01            2500000        0        0
GILEAD SCIENCES INC            NOTE 0.500% 5/0  375558AG8    10226  7500000 PRN      SOLE    01            7500000        0        0
HCC INS HLDGS INC              NOTE 1.300% 4/0  404132AB8     8999  7500000 PRN      SOLE    01            7500000        0        0
HEALTH CARE REIT INC           NOTE 4.750% 7/1  42217KAQ9    18564 20000000 PRN      SOLE    01           20000000        0        0
HORNBECK OFFSHORE SVCS INC N   FRNT 1.625%11/1  440543AE6    10710 18000000 PRN      SOLE    01           18000000        0        0
HOSPITALITY PPTYS TR           NOTE 3.800% 3/1  44106MAK8    13532 21825000 PRN      SOLE    01           21825000        0        0
MEDTRONIC INC                  NOTE 1.500% 4/1  585055AL0     5152  5500000 PRN      SOLE    01            5500000        0        0
MICRON TECHNOLOGY INC          NOTE 1.875% 6/0  595112AH6     6475 20000000 PRN      SOLE    01           20000000        0        0
OMNICARE INC                   DBCV 3.250%12/1  681904AL2     5652 10000000 PRN      SOLE    01           10000000        0        0
PROLOGIS                       NOTE 1.875%11/1  743410AR3     9233 21000000 PRN      SOLE    01           21000000        0        0
SPDR TR                        UNIT SER 1       78462F103      946    10500 SH       SOLE    01              10500        0        0
TEVA PHARMACEUTICAL FIN II L   DBCV 0.250% 2/0  88164RAB3    12425 10000000 PRN      SOLE    01           10000000        0        0
VORNADO RLTY L P               DBCV 3.625%11/1  929043AE7     5731  7000000 PRN      SOLE    01            7000000        0        0